Loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 1,291	$ 251
Collectively evaluated for impairment	3,017	3,521
Acquired with deteriorated credit quality
Total ending allowance	4,308	3,772
Loans:
Loans individually evaluated for impairment	8,515	6,274
Loans collectively evaluated for impairment	308,634	291,881
Loans acquired with deteriorated credit quality	851	976
Total ending loan balance	318,000	299,131
Commercial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	1,137	112
Collectively evaluated for impairment	1,994	2,662
Acquired with deteriorated credit quality
Total ending allowance	3,131	2,774
Loans:
Loans individually evaluated for impairment	6,337	4,630
Loans collectively evaluated for impairment	117,682	121,236
Loans acquired with deteriorated credit quality	712	824
Total ending loan balance	124,731	126,690
Commercial Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	132	128
Collectively evaluated for impairment	269	246
Acquired with deteriorated credit quality
Total ending allowance	401	374
Loans:
Loans individually evaluated for impairment	2,125	1,630
Loans collectively evaluated for impairment	34,731	43,788
Loans acquired with deteriorated credit quality	139	152
Total ending loan balance	36,995	45,570
Mortgage Warehouse [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	601	393
Acquired with deteriorated credit quality
Total ending allowance	601	393
Loans:
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	137,467	103,864
Loans acquired with deteriorated credit quality
Total ending loan balance	137,467	103,864
Residential Construction [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	2	3
Acquired with deteriorated credit quality
Total ending allowance	2	3
Loans:
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	1,466	3,045
Loans acquired with deteriorated credit quality
Total ending loan balance	1,466	3,045
Indirect Auto [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	7	19
Acquired with deteriorated credit quality
Total ending allowance	7	19
Loans:
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	1,154	2,249
Loans acquired with deteriorated credit quality
Total ending loan balance	1,154	2,249
Commercial: Home Equity [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	22	11
Collectively evaluated for impairment	108	108
Acquired with deteriorated credit quality
Total ending allowance	130	119
Loans:
Loans individually evaluated for impairment	53	14
Loans collectively evaluated for impairment	12,267	13,002
Loans acquired with deteriorated credit quality
Total ending loan balance	12,320	13,016
Consumer and Other [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	36	90
Acquired with deteriorated credit quality
Total ending allowance	36	90
Loans:
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	3,867	4,697
Loans acquired with deteriorated credit quality
Total ending loan balance	3,867	4,697
Unallocated [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment
Acquired with deteriorated credit quality
Total ending allowance
Loans:
Loans individually evaluated for impairment
Loans collectively evaluated for impairment
Loans acquired with deteriorated credit quality
Total ending loan balance